Supplementary Information (Schedule of Quarterly Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended																6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 30, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 30, 2010		Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Schedule Of Quarterly Financial Information [Line Items]
Oil and natural gas sales		$ 11,989		$ 9,775		$ 9,110		$ 7,157		$ 5,778		$ 4,209		$ 4,453		$ 3,832
Realized gain (loss) on oil derivatives		(1,359)		(84)		(631)		(83)		(4)		4		(18)		(72)
Unrealized gain (loss) on oil derivatives		(5,962)		8,354		2,198		(1,153)		(889)		(364)		439		106		9,741	1,046	(147)		3,437	(707)
Total Revenues		4,668		18,045		10,677		5,921		4,885		3,849		4,874		3,866		39,861	16,598	5,975		39,311	17,474
Total expenses		7,570	[1]	4,975	[1]	3,823	[1]	4,139	[1]	5,688	[1]	3,996	[1]	4,147	[1]	3,886	[1]	15,073	7,962	15,222		20,507	17,717
Net income (loss)	1,041	(2,984)		11,706		8,276		1,970		(486)		72		882		610		24,090	10,246	(9,096)	17,927	18,968	1,078	2,984
Net income (loss) per unit:		$ (2,924)		$ 11,472		$ 8,110		$ 1,931		$ (476)		$ 71		$ 864		$ 598		$ 23,613	$ 10,043	$ (8,914)		$ 18,589	$ 1,056
Basic and diluted		$ (0.17)		$ 0.65		$ 0.46		$ 0.11		$ (0.03)		$ 0.00		$ 0.05		$ 0.03		$ 1.33	$ 0.57	$ (0.51)		$ 1.05	$ 0.06

[1]	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.